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                                                                 [SECURIAN LOGO]
January 14, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:  Minnesota Life Insurance Company
     Minnesota Life Individual Variable Universal Life Account


Commissioners:

On behalf of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 an initial registration statement on Form N-6 (the "Registration Statement") for certain Individual Variable Universal Life Insurance Policies to be issued through the Account.

The New Policy described in this registration statement is substantially similar to those described in an existing registration statement on Form N-6 (File No. 333-144604) (the "Old Contracts"). Accordingly, registrant respectfully requests that this filing be accorded limited review, as described in Release No. 33 6510 (March 26, 1984). A courtesy copy of the prospectus contained in this filing, marked to show changes from the prospectus contained in the most recent amendment to File No. 333-144604, will be provided under separate cover.

   1. The underlying Portfolios used in the New Contract differ from the Old Contracts.

   2. The Unit Value Credit table is modified to reflect the different underlying Portfolios.

   3. The compensation section for Securian registered representatives is eliminated and the outside broker dealer compensation is different.

The only differences have to do with underlying Portfolio charges and the compensation sections and none of the foregoing differences entails complex or novel disclosure issues. Accordingly, because review can be limited to the changes as shown in the marked courtesy copy to be submitted to the staff and because review of the marked revisions should be a relatively simple task, we estimate that it can be performed in significantly less than the usual time needed for the full review of a new registration statement.

It is our intent to file the financial statements for the separate account and underlying fund expense information for the period ending December 31, 2007, via a pre-effective amendment to the registration statement when those figures become available in 2008. We will be seeking an effective date for the registration statement of May 1, 2008.

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January 14, 2008
Page Two


The Registration Statement does not include financial statements; these items, along with any exhibits not included with this filing, will be added by pre-effective amendment.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at 651-665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel

Enclosure